Commitments and Contingencies - Future minimum lease payments (Details)	Mar. 31, 2017 USD ($)
Operating Leases
Remainder of 2017	$ 7,014,543
2018	7,094,517
2019	6,338,076
2020	4,381,839
2021	2,948,334
Thereafter	6,092,296
Total	33,869,605
Minimum Purchase Commitments
Remainder of 2017	11,165,848
2018	10,866,000
2019	10,866,000
2020	0
2021	0
Thereafter	0
Total	32,897,848
Capital Spend Commitments
Minimum Purchase Commitments
Remainder of 2017	20,978,150
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 20,978,150